Revenue - Summary of Revenue From Contracts With Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 59,349	$ 782	₨ 48,187	₨ 48,412
Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	58,990	778	47,673	47,759
Management Shared Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			14	15
Engineering Procurement and Construction Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	295	4	434	543
Operation and Maintenance Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	37	16
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 64	$ 1	₨ 29	₨ 79